Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares
Ordinary Shares [Line Items]
Shares authorized		3,500,000,000	3,500,000,000
Par value (in Dollars per share) | $ / shares		$ 0.00001428571428	$ 0.00001428571428
Shares issued		1,423,285,396	1,152,740,747
Shares outstanding		1,423,285,396	1,152,740,747
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares authorized		3,500,000,000
Par value (in Dollars per share) | $ / shares		$ 0.00001428571428
Shares issued		416,920,000
Exchange share amount	¥ 41	$ 6
Shares outstanding			1,152,740,747